Derivative financial liability - current (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Financial Liability Current
Derivative financial liability - current at beginning	$ 553	$ 1,559
Transfer to share premium on exercise of warrants		(70)
Gain recognised in finance income within the consolidated statement of comprehensive income	(398)	(936)
Derivative financial liability - current at ending	$ 155	$ 553